Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 5 - Property, Plant and Equipment

The Company’s property, plant and equipment were as follows:

	June 30,	December 31,
	2015	2014
	(unaudited)
Machinery and equipment	$6,819,305	$6,802,971
Leasehold improvements	449,271	449,271
Accumulated depreciation	(1,102,291)	(803,725)
	6,166,285	6,448,517
Construction in process	1,524,921	1,440,690
Total property, plant and equipment, net	$7,691,206	$7,889,207

As of December 31, 2014 and 2013, the property, plant and equipment, net of accumulated depreciation, is $7,889,207 and $5,515,183, respectively.

December 31,	2014	2013
Machinery and equipment	$6,802,971	$3,719,344
Leasehold improvements	449,271	7,641
Accumulated depreciation	(803,725)	(328,803)
	6,448,517	3,398,182
Construction in process	1,440,690	2,117,001
Total property, plant and equipment	$7,889,207	$5,515,183

Depreciation expense recorded during the years ended December 31, 2014 and 2013 was $475,784 and $258,162, respectively.